ISSUANCE OF EQUITY SECURITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
ISSUANCE OF EQUITY SECURITIES

8. ISSUANCE OF EQUITY SECURITIES

On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of Common Stock, par value $0.00001 per share. This reverse stock split has reduced the number of shares of Common Stock as of September 30, 2025 from 196,514,084 shares to 9,825,704 shares, and corresponding retroactive adjustments have been made to all the data for the listed period.

(1) For the six months ended March 31, 2026, the Common Stock issued for cash was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 21, 2025	Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)	On August 21, 2025, the Company entered into a $4,000,000 convertible bond purchase agreement with certain non-U.S. investors. The notes are convertible into shares of the Company’s Common Stock at a conversion price of $0.24 per share. On September 9, 2025, the Company issued 8,333,333 shares to these investors. On October 30, 2025, the Company issued the remaining 8,333,333 shares to these investors.	8,333,333	$2,000,000
		Total (Pre-Reverse Stock Split)	8,333,333	2,000,000
		Total (Post-Reverse Stock Split)	416,667	2,000,000

(2) For the six months ended March 31, 2026, the issuance of Common Stock due to the Common Stock compensation was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

November 21, 2025.	2025 Equity Incentive Plan (From S-8 filed November 21, 2025)	Issued under the Company’s Registration Statement on Form S-8, which registers (i) 7,279,400 shares of the Company’s Common Stock issuable under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”), and (ii) 38,000,000 shares of Common Stock issuable under the Company’s 2026 Equity Incentive Plan (the “2026 Plan”).	7,279,400	1,163,976
		Total (Pre-Reverse Stock Split)	7,279,400	1,163,976
		Total (Post-Reverse Stock Split)	363,970	1,163,976

(3) For the six months ended March 31, 2026, the issuance of Common Stock due to the private placement was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 25, 2025*	Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)

On August 25, 2025, the Company entered into a securities purchase agreement with certain non-U.S. investors for total consideration of $55,000,000, payable in Bitcoin, at a purchase price of $0.25 per share. The agreement provides for the issuance of up to 220,000,000 shares of Common Stock through a private placement, of which 148,100,000 shares, representing $37,025,000 of consideration, were issued during the period.

On September 2, 2025, the Company issued 148,100,000 shares of Common Stock to certain non-U.S. investors.

On October 29, 2025, the Company issued the remaining 71,900,000 shares.

			71,900,000	16,177,500
		Total (Pre-Reverse Stock Split)	71,900,000	16,177,500
		Total (Post-Reverse Stock Split)	3,595,000	16,177,500

Restricted Stock Awards

On February 27, 2026, the Company entered into an Amended and Restated Equity Transfer Agreement (the “A&R Equity Transfer Agreement”) with DZR Tech Limited, a Hong Kong company and a wholly owned subsidiary of the Company (the “Purchaser”), Shelei Jiang, a Chinese individual (the “Seller”), and Daren Business Technology Limited, a company incorporated under the laws of the British Virgin Islands (the “Target”). The A&R Equity Transfer Agreement amended and restated in its entirety that certain Equity Transfer Agreement, dated February 11, 2026, by and between the Seller and the Purchaser. Pursuant to the A&R Equity Transfer Agreement, the Seller will sell to the Purchaser 100 ordinary shares of the Target, representing 100% of the issued and outstanding ordinary shares of the Target, for a purchase price of zero cash consideration (the “Acquisition”). On March 10, 2026, the Company and each of Dundas Technology Limited and Kellyview Investment Limited, each a Hong Kong company and a designee of the Seller pursuant to the terms of the A&R Equity Transfer Agreement, entered into a separate performance share issuance agreement, pursuant to which the Company shall issue to Dundas Technology Limited and Kellyview Investment Limited, on or before April 10, 2026, in the aggregate up to 74,487,896 shares of the Company’s Common Stock, par value $0.00001 per share (the “Award Shares”), with one-half of the Award Shares to be issued to Dundas Technology Limited and one-half to Kellyview Investment Limited, as a post-closing, performance-based equity award with respect to the Target. On March 12, 2026, the Company issued 37,243,948 shares of Common Stock to Dundas Technology Limited and 37,243,948 shares of Common Stock to Kellyview Investment Limited. Such shares will be subject to transfer restrictions and will be eligible for leak-out in installments only upon the achievement of specified audited revenue targets of the Target during performance periods beginning on April 1, 2026 and ending on September 30, 2029. The revenue targets are denominated in Renminbi and increase over successive performance periods. Any such shares that are not eligible to leak out on or prior to the applicable deadline set forth in the performance share issuance agreements shall be forfeited and cancelled for no consideration.

Grants to Independent Directors

No restricted stock awards were granted to the Company’s independent board members during the six months ended March 31, 2026.

Forfeiture of Restricted Shares

For the six months ended March 31, 2026, no restricted stock awards were forfeited.

Common Stock Issued for Services

The Company did not issue any shares of Common Stock in exchange for services during the six months ended March 31, 2026.

Exercise of Stock Options

No stock options were exercised during the six months ended March 31, 2026.

8. ISSUANCE OF EQUITY SECURITIES

During the year ended September 30, 2025, the Company issued 1,459,388 shares of common stock for cash, 50,000 shares pursuant to the 2024 Equity Incentive Plan, 7,880,438 shares in private placement transactions, and 184,167 shares as consideration in connection with the acquisition of a subsidiary.

On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares as of September 30, 2025.

(1) As of September 30, 2025, the common stock issued for cash are as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 20, 2024	Convertible Note Purchase Agreement (Form 8-K filed on August 26, 2024, September 6, 2024, September 10, 2024 and Form S-1 filed on November 29, 2024)	On October 31, 2024, all the August 2024 Notes Investors converted their August Notes to shares of Common Stock. As a result of such conversions of the August Notes, we issued an aggregate of 1,396,813 shares of Common Stock to the August Notes Investors. 1,396,813 shares of Common Stock has been issued and registered under Form S-1 filed on November 29, 2024.	1,396,813	1,382,844
December 12, 2024	Convertible Note and Warrant Purchase Agreement (Form 8-K filed on December 17, 2024, Form 8-K/A filed on January 23, 2025, Form 8-K filed on April 3, 2025)	Pursuant to the note and warrant financing, the Company issued notes with aggregate proceeds of $9,999,224, convertible into up to 19,457,618 shares of common stock, subject to stockholder approval. The closings of the sale of the notes and warrants occurred on January 16, 2025 and January 17, 2025. On February 10, 2025, the Company obtained stockholder approval for the issuance of shares underlying the notes and warrants. On March 18, 2025, the investors submitted their respective conversion notices, upon which the Company issued 19,457,618 shares of common stock to the investors.	19,457,618	9,999,224
August 21, 2025	Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)	On August 21, 2025, the Company entered into a $4,000,000 convertible bond purchase agreement with certain non-U.S. investors. The notes are convertible into shares of the Company’s common stock at a conversion price of $0.24 per share.

During the period ended September 30, 2025, the Company recognized $1,999,962, representing the conversion of the notes into 8,333,333 shares of common stock.

		On October 30, 2025, the Company issued the remaining 8,333,333 shares. The issuance of these shares occurred subsequent to September 30, 2025 and is therefore not reflected in the consolidated balance sheet as of that date, but is disclosed as a subsequent event.	8,333,333	$1,999,962
Total (Pre-Reverse Stock Split)			29,187,764	13,382,030
Total (Post-Reverse Stock Split)			1,459,388	13,382,030

(2) As of September 30, 2025, the issuance of common stocks due to the common stock compensation is as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

December 6, 2025.	2024 Equity Incentive Plan (From S-8 filed December 6, 2025)	The Company granted an aggregate of 1,000,000 shares of common stock to its employees under the equity incentive plan, with 800,000 shares granted on December 24, 2024 and 200,000 shares granted on April 22, 2025, for total compensation cost of $641,879. 1,000,000 shares of common stock were registered pursuant to a Form S-8 filed on December 6, 2025.	1,000,000	641,879
Total (Pre-Reverse Stock Split)			1,000,000	641,879
Total (Post-Reverse Stock Split)			50,000	641,879

(3) As of September 30, 2025, the issued private placement are as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

September 24, 2024	Purchase Agreement (Form 8-K filed on September 20, 2024 and Form S-1 filed on November 29, 2024)	$1,999,999 for 3,508,769 shares of Common Stock. 3,508,769 shares of common stock were issued and registered pursuant to a Form S-1 filed on November 29, 2024.	3,508,769	1,999,999
June 2, 2025	Share Purchase Agreement (Form 8-K filed on June 5, 2025 and June 10, 2025)	$1,067,944 for 6,000,000 shares of common stock. The closing of the sale of 6,000,000 shares of common stock occurred on June 9, 2025, and the shares were issued on that date.	6,000,000	1,067,944
August 25, 2025*	Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	On August 25, 2025, the Company entered into a securities purchase agreement with certain non-U.S. investors for total consideration of $55,000,000, payable in Bitcoin, at a purchase price of $0.25 per share. The agreement provides for the issuance of up to 220,000,000 shares of common stock through a private placement, of which 148,100,000 shares, representing $37,025,000 of consideration, were issued during the period.

		On September 2, 2025, the Company issued 148,100,000 shares of common stock to certain non-U.S. investors. The issuance of the remaining 71,900,000 shares is subject to stockholder approval.	148,100,000	33,322,500
Total (Pre-Reverse Stock Split)			157,608,769	36,390,443
Total (Post-Reverse Stock Split)			7,880,438	36,390,443

*	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $5.5 million in connection with the Company’s August 25, 2025 financing transaction. The consulting fee was payable in shares of the Company’s common stock. Due to insufficient authorized shares at the transaction date, only 148,100,000 shares were issued on a pro rata basis, with the remaining 71,900,000 shares subject to stockholder approval to increase authorized share capital. Of the total $5.5 million consulting fee, $3,702,500 representing the portion attributable to shares issued as of September 30, 2025 was recorded as a reduction to additional paid-in capital (APIC). The remaining $1,797,500, attributable to shares not yet issued, was recorded as Other current assets – deferred equity issuance costs.

(4) As of September 30, 2025, the issuance of common stocks due to the acquisition of subsidiary is as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 1, 2025	Business Cooperation Intent Agreement (Form 8-K filed on August 26, 2025)	$856,745 for 3,683,333 shares of common stock. On August 1, 2025, the Company acquired 51% of the shares of Shenzhen Zhimeng Qiyang Technology Co., Ltd. On September 29, 2025, the business registration in China was completed.	3,683,333	856,745
Total (Pre-Reverse Stock Split)			3,683,333	856,745
Total (Post-Reverse Stock Split)			184,167	856,745

Restricted Stock Awards

During the year ended September 30, 2025, the Company did not grant any restricted stock awards.

The Company recognized share-based compensation expense of $641,879 and nil for the fiscal years ended September 30, 2025, and September 30, 2024, respectively.

Grants to Independent Directors

No restricted stock awards were granted to the Company’s independent board members during the year ended September 30, 2025.

Forfeiture of Restricted Shares

During the year ended September 30, 2025, no restricted stock awards were forfeited.

Common Stock Issued for Services

The Company did not issue any shares of common stock in exchange for services during the year ended September 30, 2025.

Exercise of Stock Options

No stock options were exercised during the year ended September 30, 2025.